SHARE-BASED PAYMENTS	12 Months Ended
Feb. 28, 2014
Notes to Financial Statements
Note 8 - SHARE-BASED PAYMENTS

Description of Incentive Plans

2014 Equity Incentive Plan

On April 1, 2014, our Board of Directors approved a newly established 2014 Equity Incentive Plan.  A total of 12,000,000 shares of our common stock are authorized for issuance under the plan.  The Board and/or the Compensation Committee is authorized to administer the plan.  Employees, officers, directors, consultants, advisors and independent contractors are eligible to receive awards under the plan.  Awards may consist of stock options, stock appreciation rights, stock grants, performance shares, performance units, dividend equivalents or other cash-based or equity awards.

2010 Incentive Stock Option Plan

In September 2010, our stockholders approved the 2010 Incentive Stock Option Plan (the “2010 Plan”), which our Board adopted on August 12, 2010. The purpose of the 2010 Plan is to advance our interests and those of our stockholders by enabling us to attract and retain persons of ability to perform services for us by providing an incentive to such individuals through equity participation in the Company and by rewarding such individuals who contribute to the achievement of our economic objectives.  The 2010 Plan permits us to grant, for a ten-year period, stock options, restricted stock awards and stock bonuses, collectively referred to in this discussion as “awards.”  We reserved 15,000,000 shares of our common stock for issuance to our directors, employees, independent contractors and consultants under the 2010 Plan. The Board of Directors or a committee of the Board administers the 2010 Plan and has the authority and discretion, subject to the provisions of the 2010 Plan, to select persons to whom awards will be granted, to designate the number of shares to be covered by each award, to specify the type of consideration to be paid, and to establish all other terms and conditions of each award. As of February 28, 2014, there were options outstanding of 10.1 million shares of common stock and 1.1 million shares of stock issued from the 2010 Plan, leaving a balance of approximately 3.6 million shares available for future awards.

2004 Stock Plan

In March 2004, our Board adopted our 2004 Stock Plan (the “2004 Plan”) pursuant to which key employees, including officers, directors and consultants of the Company are eligible to receive shares of common stock, stock options and stock appreciation rights (“SARs”). The 2004 Plan expired in March 2014. The 2004 Plan is administered by the Board of Directors.  Incentive stock options granted under the 2004 Plan are exercisable for a period of up to 10 years from the date of grant at an exercise price which is not less than the fair market value (“FMV”) of the common stock on the date of the grant, except that the term of an incentive stock option granted under the 2004 Plan to a stockholder owning more than 10% of the outstanding common stock may not exceed five years and the exercise price of an incentive stock option granted to such a stockholder may not be less than 110% of the FMV of the common stock on the date of the grant. Non-qualified stock options may be granted on terms determined by the Board of Directors. SARs, which give the holder the privilege of surrendering such rights for an amount of stock equal to the appreciation in the common stock between the time of grant and the surrender, may be granted on any terms determined by the Board of Directors. The 2004 Plan also permits the grant of new stock options to participants who tender shares of our common stock as payment of the exercise price of stock options or the payment of withholding tax (“Reload Options”). The Reload Options will be granted at the fair market value of a share of common stock on the date of the grant and will be exercisable six months following the date of the grant. The 2004 Plan also includes limited option valuation rights upon a change of control of the Company. We reserved 2,000,000 shares for issuance under the 2004 Plan, of which, to date, there are awards issued covering 1,800,000 shares of common stock.

Stock-Based Compensation

Stock-based compensation cost is measured at the grant date based on the fair value of the award. We use the Black-Scholes-Merton option pricing model to estimate the fair value of stock options and warrants. The determination of the fair value of stock-based awards on the date of grant using an option pricing model is affected by our stock price as well as assumptions regarding a number of complex and subjective variables. These variables include our expected stock price volatility over the expected term of the awards, actual and projected employee stock option exercise behaviors, a risk-free interest rate and any expected dividends.

The following table shows the amount of share-based compensation expense included in the statements of operations:

	Year Ended February 28,
	2014	2013
Selling and marketing	$1,047,103	$1,594,565
Technology and development	749,207	1,069,186
General and administrative	968,359	2,437,132
Total stock option and warrant expense	$2,764,669	$5,100,883

Stock Option Exchange

On August 29, 2013, we completed a stock option exchange program. Subject to the terms of our exchange offer filed on August 2, 2013, eligible participants tendered, and we exchanged, 5,460,424 options for 1,261,710 new options affecting 73 employees and 2 directors. The new options have an exercise price of $0.42, which was the closing price of our common stock on August 29, 2013. The new options were granted with the same vesting proportions as the tendered options. Of the 1,261,710 new options granted, 846,516, or 67%, were vested on the grant date and 415,194, or 33%, will vest over the remaining vesting periods of the original options. The tender offer did not result in the acceleration of vesting of any options. The new options have the same expiration dates as the options exchanged.

We are required to compare the fair value of the options immediately before and after modification and recognize additional compensation expense to the extent the new options have greater value than the exchanged options they replaced. The fair value of the stock options tendered for exchange and the replacement stock options was estimated on August 29, 2013 using the Black-Scholes-Merton option-pricing model with the following assumptions:

	Pre-modification	Post-modification
Weighted-average exercise price	$2.40	$0.42
Expected term (in years)	3.00	2.00
Weighted-average volatility	70%	70%
Risk-free rate	0.79%	0.39%
Expected dividends	0%	0%

The total fair value of the new options issued to each participant in the exchange did not exceed the fair value of the original options outstanding just prior to the exchange. As such, no compensation expense was recognized as a result of the stock option exchange offer.

STOCK OPTIONS:

We estimate the expected volatility of options granted using a combination of historical volatility and implied volatility. We use a simplified approach to estimate the expected term for options granted. We base the risk-free interest rate used in the option valuation model on zero-coupon yields implied by U.S. Treasury issues with remaining terms similar to the expected term on the options. We do not anticipate paying any cash dividends in the foreseeable future and therefore use an expected dividend yield of zero in the option valuation model. We are required to estimate forfeitures at the time of grant and revise those estimates in subsequent periods if actual forfeitures differ from those estimates. We use historical data and future expectations to estimate option forfeitures and record stock-based compensation expense only for those awards that are expected to vest.

The fair values of our stock option awards issued to employees were estimated with the following weighted average assumptions:

	Year Ended February 28,
	2014	2013
Expected dividends	0%	0%
Expected term (in years)	3.23	3.50
Weighted-average volatility	70%	63%
Risk-free rate	0.82%	0.37 - 0.75%

The summary of activity for our stock options is presented below:

	Number of options	Weighted Average Exercise Price	Average Remaining Contractual Term (In Years)

Options outstanding at February 28, 2012	20,153,219	$2.09	4.07
Granted	3,326,668	1.35
Exercised	(602,092)	0.51
Cancelled	-	-
Forfeited or expired	(5,503,863)	2.31
Options outstanding at February 28, 2013	17,373,932	2.00	2.99
Granted	6,882,762	0.35
Exercised	-	-
Cancelled	(5,388,549)	2.39
Forfeited or expired	(4,815,167)	2.09
Options outstanding at February 28, 2014	14,052,978	$1.02	2.90

Options exercisable at February 28, 2014	8,589,996	$1.44	1.74

As of February 28, 2014, unrecognized compensation expense related to unvested options, net of estimated forfeitures, was $1.5 million.  The weighted average period over which share-based compensation expense related to these options will be recognized is 2.7 years.

The aggregate intrinsic value of the exercisable options at February 28, 2014 was $22,390. The aggregate intrinsic value was calculated based on the positive differences between the market value of our common stock on February 28, 2014 of $0.35 per share and the exercise prices of the exercisable options.

The exercise prices of options outstanding at February 28, 2014 ranged from $0.25 to $3.90.  The weighted average fair value of options granted was $0.16 and $0.56 per share for the fiscal years ended February 28, 2014 and 2013, respectively.

There were no options exercised during fiscal 2014.  The total intrinsic value of options exercised during fiscal 2013 was $0.8 million. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the shares.

WARRANTS:

The estimated fair values of our stock warrant awards issued to service providers and employees were estimated with the following weighted average assumptions:

	Year Ended February 28,
	2014	2013
Expected dividends	0%	0%
Expected term (in years)	5.00	3.0 - 5.0
Weighted-average volatility	70%	63.4%
Risk-free rate	1.06%	0.37 - .077%

The summary of activity for our warrants is presented below:

	Number of Warrants	Weighted Average Exercise Price	Average Remaining Contractual Term (In Years)

Warrants outstanding at February 28, 2012	10,787,641	$1.86	2.80
Granted	10,222,330	0.82
Exercised	(1,000,000)	1.00
Forfeited and expired	(838,867)	2.48
Warrants outstanding at February 28, 2013	19,171,104	1.32	3.53
Granted	8,740,668	0.61
Exercised	-	-
Forfeited and expired	(725,616)	1.83
Warrants outstanding at February 28, 2014	27,186,156	$1.06	3.40

Warrants exercisable at February 28, 2014	26,477,822	$1.07	3.40

The exercisable warrants as of February 28, 2014 had no aggregate intrinsic value because the market value of our common stock on February 28, 2014 of $0.35 per share was lower than the exercise prices of the exercisable warrants.

The exercise prices of warrants outstanding at February 28, 2014 ranged from $0.39 to $4.00.  The weighted average fair value of warrants granted was $0.23 and $0.49 per share for the fiscal years ended February 28, 2014 and 2013, respectively.

As of February 28, 2014, unrecognized compensation expense related to unvested warrants, net of estimated forfeitures, was $90,900.  The weighted average period over which share-based compensation expense related to these warrants will be recognized is 1.8 years.

There were no warrants exercised during fiscal 2014.  The total intrinsic value of warrants exercised during fiscal 2013 was $0.6 million. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the shares.

Common Stock Reserved for Future Issuance

The following table summarizes our shares of common stock reserved for future issuance at February 28, 2014:

Number of Shares
Stock options outstanding	14,052,978
Warrants outstanding	27,186,156
Stock options available for future grant	3,632,602
Common stock reserved for future issuance	44,871,736